                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21160

Morgan Stanley Fundamental Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FUNDAMENTAL VALUE FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                    VALUE
---------                                                                               --------------

                   COMMON STOCKS (88.8%)
                   Aerospace & Defense (2.3%)
  23,440           Northrop Grumman Corp.                                                  $1,274,198
  33,100           Raytheon Co.                                                             1,285,273
                                                                                        --------------
                                                                                            2,559,471
                                                                                        --------------
                   Auto Parts: O.E.M. (1.3%)
  18,120           Magna International, Inc. (Class A) (Canada)                             1,495,806
                                                                                        --------------
                   Beverages: Non-Alcoholic (1.2%)
  32,450           Coca-Cola Co. (The)                                                      1,350,894
                                                                                        --------------
                   Broadcasting (1.6%)
  53,680           Clear Channel Communications, Inc.                                       1,797,743
                                                                                        --------------
                   Chemicals: Major Diversified (3.3%)
 107,880           Bayer AG (ADR) (Germany)*                                                3,665,762
                                                                                        --------------
                   Data Processing Services (2.0%)
  23,000           Automatic Data Processing, Inc.                                          1,020,050
  42,400           SunGard Data Systems, Inc.*                                              1,201,192
                                                                                        --------------
                                                                                            2,221,242
                                                                                        --------------
                   Department Stores (1.1%)
  24,700           Kohl's Corp.*                                                            1,214,499
                                                                                        --------------
                   Discount Stores (0.9%)
  18,680           Target Corp.                                                               970,052
                                                                                        --------------
                   Electric Utilities (4.1%)
  62,070           Edison International                                                     1,988,102
  37,780           Entergy Corp.                                                            2,553,550
                                                                                        --------------
                                                                                            4,541,652
                                                                                        --------------
                   Electronic Production Equipment (0.9%)
  59,250           Applied Materials, Inc.*                                                 1,013,175
                                                                                        --------------
                   Finance/Rental/Leasing (2.2%)
  32,770           Freddie Mac                                                              2,415,149
                                                                                        --------------
                   Financial Conglomerates (5.6%)
  47,380           Citigroup, Inc.                                                          2,282,768
  54,344           J.P. Morgan Chase & Co.                                                  2,119,959
  33,950           Prudential Financial, Inc.                                               1,865,892
                                                                                        --------------
                                                                                            6,268,619
                                                                                        --------------
                   Food: Major Diversified (1.1%)
  33,800           Kraft Foods, Inc. (Class A)                                              1,203,618
                                                                                        --------------
                   Food: Specialty/Candy (1.4%)
  41,050           Cadbury Schweppes PLC (ADR) (United Kingdom)*                            1,547,585
                                                                                        --------------
                   Hotels/Resorts/Cruiselines (1.8%)
  31,080           Marriott International, Inc. (Class A)                                   1,957,418
                                                                                        --------------
                   Industrial Conglomerates (2.5%)
  77,540           General Electric Co.                                                     2,830,210
                                                                                        --------------

                   Industrial Machinery (1.5%)
  22,200           Parker-Hannifin Corp.                                                    1,681,428
                                                                                        --------------
                   Information Technology Services (2.4%)
  58,820           Accenture Ltd. (Class A) (ADR) (Bermuda)*                                1,588,140
  10,420           International Business Machines Corp.                                    1,027,204
                                                                                        --------------
                                                                                            2,615,344
                                                                                        --------------
                   Integrated Oil (8.1%)
  38,330           BP PLC (ADR) (United Kingdom)                                            2,238,472
  20,400           ConocoPhillips                                                           1,771,332
  41,560           Exxon Mobil Corp.                                                        2,130,366
  49,760           Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)*          2,855,229
                                                                                        --------------
                                                                                            8,995,399
                                                                                        --------------
                   Investment Banks/Brokers (5.6%)
  15,700           Goldman Sachs Group, Inc. (The)                                          1,633,428
  25,510           Lehman Brothers Holdings Inc.                                            2,231,615
  39,210           Merrill Lynch & Co., Inc.                                                2,343,582
                                                                                        --------------
                                                                                            6,208,625
                                                                                        --------------
                   Major Banks (1.8%)
  41,780           Bank of America Corp.                                                    1,963,242
                                                                                        --------------
                   Major Telecommunications (2.4%)
  28,280           Sprint Corp. (FON Group)                                                   702,758
  47,960           Verizon Communications, Inc.                                             1,942,860
                                                                                        --------------
                                                                                            2,645,618
                                                                                        --------------
                   Managed Health Care (1.5%)
  20,400           CIGNA Corp.                                                              1,664,028
                                                                                        --------------
                   Media Conglomerates (4.9%)
  81,680           Disney (Walt) Co. (The)                                                  2,270,704
 160,680           Time Warner, Inc.*                                                       3,123,619
                                                                                        --------------
                                                                                            5,394,323
                                                                                        --------------
                   Medical Specialties (1.1%)
  19,270           Bausch & Lomb, Inc.                                                      1,242,144
                                                                                        --------------
                   Motor Vehicles (2.1%)
  91,040           Honda Motor Co., Ltd. (ADR) (Japan)*                                     2,372,502
                                                                                        --------------
                   Multi-Line Insurance (1.6%)
  25,620           Hartford Financial Services Group, Inc. (The)                            1,775,722
                                                                                        --------------
                   Oilfield Services/Equipment (2.2%)
  36,790           Schlumberger Ltd. (Netherlands Antilles)                                 2,463,091
                                                                                        --------------
                   Packaged Software (2.0%)
  33,050           Computer Associates International, Inc.                                  1,026,533
  43,150           Microsoft Corp.                                                          1,152,537
                                                                                        --------------
                                                                                            2,179,070
                                                                                        --------------
                   Pharmaceuticals: Major (9.7%)
 141,180           Bristol-Myers Squibb Co.*                                                3,617,032
  21,840           Roche Holdings Ltd. (ADR) (Switzerland)*                                 2,527,980
  41,300           Sanofi-Aventis (ADR) (France)*                                           1,654,065
 140,420           Schering-Plough Corp.                                                    2,931,970
                                                                                        --------------
                                                                                           10,731,047
                                                                                        --------------
                   Precious Metals (1.8%)
  45,200           Newmont Mining Corp.                                                     2,007,332
                                                                                        --------------
                   Property - Casualty Insurers (3.5%)
  34,040           Chubb Corp. (The)                                                        2,617,676
  34,959           St. Paul Travelers Companies, Inc. (The)                                 1,295,930
                                                                                        --------------
                                                                                            3,913,606
                                                                                        --------------

                   Railroads (2.1%)

  63,330           Norfolk Southern Corp.                                                   2,291,913
                                                                                        --------------
                   Tobacco (1.2%)
  22,280           Altria Group, Inc.                                                       1,361,308
                                                                                        --------------
                   TOTAL COMMON STOCKS
                     (Cost $ 79,032,997)                                                   98,558,637
                                                                                        --------------

 PRINCIPAL
 AMOUNT IN                                                     COUPON     MATURITY
 THOUSANDS                                                      RATE        DATE
 ---------                                                      ----        ----

                   CONVERTIBLE BONDS (3.5%)
                   Electric Utilities (0.1%)
      $62          PG&E Corp.                                   9.50      06/30/10           165,695
                                                                                      ---------------
                   Oil & Gas Pipelines (1.5%)
    3,179          El Paso Corp.                                0.00      02/28/21         1,688,844
                                                                                      ---------------
                   Telecommunication Equipment (1.8%)
    2,045          Nortel Networks Corp. (Canada)               4.25      09/01/08         1,998,987
                                                                                      ---------------
                   TOTAL CONVERTIBLE BONDS
                     (Cost $ 3,426,655)                                                    3,853,526
                                                                                      ---------------

NUMBER OF
  SHARES
---------

                   CONVERTIBLE PREFERRED STOCKS (5.4%)
                   Electric Utilities (1.9%)
  56,500           Centerpoint Energy, Inc. $1.165                                         2,090,104
                                                                                      ---------------
                   Financial Conglomerates (0.1%)
   3,500           Conseco, Inc. $1.375                                                       92,750
                                                                                      ---------------
                   Integrated Oil (1.7%)
  25,000           Amerada Hess Corp. $3.50                                                1,848,750
                                                                                      ---------------
                   Medical Specialties (1.8%)
  35,300           Baxter International $3.50                                              1,993,038
                                                                                      ---------------
                   TOTAL CONVERTIBLE PREFERRED STOCKS
                     (Cost $ 4,890,786)                                                    6,024,642
                                                                                      ----------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

                   SHORT-TERM INVESTMENT (2.3%)
                   REPURCHASE AGREEMENT
  $2,534           Joint repurchase agreement account 2.2225%
                   due 01/03/05 (dated 12/31/04;
                   proceeds $ 2,534,469) (a) (Cost $ 2,534,000)                             2,534,000
                                                                                      ----------------
                   TOTAL INVESTMENTS
                     (Cost $ 89,884,438) (b)                           100.0%            $110,970,805
                   OTHER ASSETS IN EXCESS OF LIABILITIES                0.0                    16,405
                                                                     -----------      ----------------
                   NET ASSETS                                          100.0%            $110,987,210
                                                                     ===========      ================

-----------------------------------------------
     ADR       American Depository Receipt.
     *         Non-income producing security.
     (a)       Collateralized by federal agency and U.S. Treasury obligations.
     (b)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $ 21,694,818, and the aggregate gross unrealized depreciation is $ 608,451, resulting in net unrealized appreciation of $ 21,086,367.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Fundamental Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Fundamental Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 17, 2005

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       6